Investments (Details) - Schedule of Interest in Joint Venture - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investments (Details) - Schedule of Interest in Joint Venture [Line Items]
Assets	R$ 2,901	R$ 3,291
Current	2,863	3,248
Cash and cash equivalents	121	134
Accounts receivable, inventories and other receivables	2,742	3,114
Noncurrent	38	43
Other noncurrent	38	43
Liabilities	231	249
Current	231	249
Trade payables, taxes and loans	231	249
Total net assets	R$ 2,670	R$ 3,042
Company’s interest – 50%	50.00%	50.00%
Company’s interest in net assets at estimated fair value	R$ 1,335	R$ 1,521
Commercial expenses	48
Administrative expenses	(11)	(7)
Other profit/expenses	1	(10)
Finance costs	(178)	(45)
Loss for the year	(140)	(62)
Company’s interest – 50%	(70)	(31)
Equity method	R$ (70)	R$ (31)